Stock-based Compensation (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	.
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]		.